Note 2 - Cash and Balances Due From Banks	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Cash and Cash Equivalents Disclosure [Text Block]
(
2
)
Cash
and
Balances
Due
from
Banks

Components
of cash and balances due from banks are as follows as of
December 31:

	20 1 7	20 16

Cash on Hand and Cash Items	$9,746,132	$8,509,530
Noninterest-Bearing Deposits with Other Banks	13,399,004	20,312,574

	$23,145,136	$28,822,104

The
Company is required to maintain reserve balances in cash or on deposit with the Federal Reserve Bank based on a percentage of deposits. Reserve balances totaled approximately
$1,515,000
and
$1,417,000
at
December 31, 2017
and
2016,
respectively.